UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21869
Highland Credit Strategies Fund
(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of principal executive offices) (Zip code)
R. Joseph Dougherty
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: December 31
Date of reporting period: June 30, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
Highland Credit Strategies Fund
Semi-Annual Report
June 30, 2009

Highland Credit Strategies Fund
Economic and market conditions change frequently.
There is no assurance that the trends described in this report will continue or commence.
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FUND PROFILE
Highland Credit Strategies Fund
Objective
The Fund seeks to provide both current income and capital appreciation.
Total Net Assets of Common Shares as of June 30, 2009
$400.8 million
Portfolio Data as of June 30, 2009
The information below provides a snapshot of the Fund at the end of the reporting period. The Fund is actively managed and the composition of its portfolio will change over time.

Quality Breakdown as of 6/30/09 (%)*
Aa	0.2
A	0.1
Baa	1.2
Ba	9.2
B	36.2
Caa	14.0
Ca	1.3
C	0.4
NR	37.4

Top 5 Sectors as of 6/30/09 (%)*
Healthcare	32.2
Gaming/Leisure	10.0
Diversified Media	6.5
Energy	5.2
Broadcasting	4.5

Top 10 Holdings as of 6/30/09 (%)*
Celtic Pharma Phinco B.V. (Corporate Notes and Bonds)	6.4
Genesys Ventures IA, LP (Common Stocks)	6.1
Lake at Las Vegas Joint Venture (US Senior Loans)	6.0
Pharma 17 (Sanctura XR) (Corporate Notes and Bonds)	4.0
ComCorp Broadcasting, Inc. (US Senior Loans)	3.8
Dfine, Inc., Series D (Preferred Stocks)	2.9
TCD Pharma (Corporate Notes and Bonds)	2.7
Azithromycin Royalty Sub LLC (Corporate Notes and Bonds)	2.6
Digicel Group, Ltd., PIK (Corporate Notes and Bonds)	2.4
Fontainebleau Florida Hotel, LLC (US Senior Loans)	2.4

*	Quality is calculated as a percentage of total senior loans, notes and bonds. Sectors and holdings are calculated as a percentage of total assets.
Semi-Annual Report | 1

FINANCIAL STATEMENTS

June 30, 2009	Highland Credit Strategies Fund

A guide to understanding the Fund’s financial statements

Investment Portfolio	The Investment Portfolio details all of the Fund’s holdings and their value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the Fund’s assets, liabilities, net assets and common share price as of the last day of the reporting period. Net assets are calculated by subtracting all the Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and non-investment assets. The net asset value per common share is calculated by dividing net assets by the number of common shares outstanding as of the last day of the reporting period.

Statement of Operations	This statement reports income earned by the Fund and the expenses accrued by the Fund during the reporting period. The Statement of Operations also shows any net gain or loss the Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents the Fund’s net increase or decrease in net assets from operations applicable to common shareholders.

Statements of Changes in Net Assets	These statements detail how the Fund’s net assets were affected by its operating results, distributions to common shareholders and shareholder transactions from common shares (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statements of Changes in Net Assets also detail changes in the number of common shares outstanding.

Statement of Cash Flows	This statement reports net cash and foreign currency provided or used by operating, investing and financing activities and the net effect of those flows on cash and foreign currency during the period.

Financial Highlights	The Financial Highlights demonstrate how the Fund’s net asset value per common share was affected by the Fund’s operating results. The Financial Highlights also disclose the performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.
2 | Semi-Annual Report

INVESTMENT PORTFOLIO

As of June 30, 2009 (unaudited)	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)
US Senior Loans (a) - 64.8%

AEROSPACE - 3.0%
	AWAS Capital, Inc.
	Second Lien Priority Term Facility
1,622,022	6.63%, 03/15/13	710,981
	Continental Airlines, Inc.
	Tranche A-1 Term Loan,
571,429	4.04%, 06/01/11	465,714
	Tranche A-2 Term Loan,
1,428,571	4.04%, 06/01/11	1,164,286
	Delta Airlines, Inc.
	Term Loan Equipment Notes,
6,373,721	4.10%, 09/29/12	4,238,525
	IAP Worldwide Services, Inc.
	First Lien Term Loan,
2,748,083	9.25%, 12/30/12	1,932,809
	Second Lien Term Loan, PIK,
2,119,695	11.50%, 06/28/13	473,402
	Northwest Airlines, Inc.
3,312,255	Term Loan, 2.32%, 12/31/10	3,133,757

		12,119,474

BROADCASTING - 5.6%
	ComCorp Broadcasting, Inc.
	Revolving Loan,
3,285,754	17.50%, 10/03/12 (b) (c)	1,864,665
	Term Loan,
32,871,195	17.50%, 04/03/13 (b) (c)	18,654,403
	Discovery Communications Holding, LLC
997,500	Term C Loan, 05/14/14 (d)	999,161
	Univision Communications Inc.
1,000,000	Initial Term Loan, 09/29/14 (d)	752,185

		22,270,414

CABLE/WIRELESS VIDEO - 3.9%
	Broadstripe, LLC
	First Lien Term Loan, PIK,
14,152,867	9.81%, 06/30/11 (b) (e)	11,383,151
	Revolver,
1,428,203	9.81%, 06/30/11 (b) (e)	1,148,704
	Cequel Communications LLC
1,496,173	Term Loan, 11/05/13 (d)	1,373,368
	Charter Communications Operating, LLC
1,994,937	New Term Loan, 03/05/14 (d)	1,802,924

		15,708,147

CHEMICALS - 1.0%
	Solutia, Inc.
2,453,885	Term Loan, 7.25%, 02/28/14	2,276,849
	Tronox Worldwide, LLC
	Revolving Credit Loan,
1,910,160	5.93%, 11/28/10	1,566,331

		3,843,180

DIVERSIFIED MEDIA - 4.7%
	Clarke American Corp.
	Tranche B Term Loan, 2.97%,
2,957,455	06/30/14 (d)	2,305,573
	Cydcor, Inc.
	First Lien Tranche B Term Loan,
8,125,000	9.00%, 02/05/13	6,500,000
	Second Lien Tranche B Term Loan,
3,000,000	12.00%, 02/05/14 (b)	2,291,340
	DTN, Inc.
	Tranche C Term Loan,
1,658,762	5.50%, 03/10/13	1,501,179
	Endurance Business Media, Inc.
	Second Lien Term Loan,
3,000,000	11.25%, 01/26/14 (e)	900,000
	Metro-Goldwyn-Mayer, Inc.
	Tranche B Term Loan,
6,197,282	3.56%, 04/09/12	3,532,451
	Tranche B-1 Term Loan,
2,932,500	3.56%, 04/09/12	1,638,534

		18,669,077

ENERGY - 5.8%
	Alon USA Energy, Inc.
	Edington Facility,
215,556	2.89%, 08/05/13	142,267
	Paramount Facility,
1,724,444	2.64%, 08/05/13	1,138,133
	Crusader Energy Group, Inc.
	Second Lien Term Loan, 17.10%,
14,985,000	07/18/13 (e)	10,864,125
	Resolute Aneth, LLC
	Second Lien Term Loan, 5.54%,
6,000,000	06/26/13	3,750,000
	Venoco, Inc.
	Second Lien Loan, 4.38%,
9,340,080	05/07/14	7,191,861

		23,086,386

FOOD/TOBACCO - 1.0%
	Aramark Corp.
	Facility Letter of Credit,
59,735	01/26/14 (d)	55,266
	U.S. Term Loan,
940,265	01/26/14 (d)	869,924
	DS Waters of America, Inc.
1,838,889	Term Loan, 2.56%, 10/29/12	1,581,444
	PBM Holdings, Inc.
1,753,123	Term Loan, 2.56%, 09/28/12	1,639,170

		4,145,804

FOREST PRODUCTS/CONTAINERS - 0.7%
	Boise Paper Holdings, LLC
	Second Lien Term Loan,
2,500,000	9.25%, 02/23/15	1,743,750
	Newark Group, Inc.
	Credit-Link Letter of Credit,
1,512,271	6.81%, 03/09/13	793,942
	Term Loan,
330,475	10.75%, 03/09/13	173,499
	Tegrant Corp.
	Second Lien Term Loan,
1,000,000	6.10%, 03/08/15	220,000

		2,931,191

See accompanying Notes to Financial Statements. | 3

INVESTMENT PORTFOLIO (continued)

As of June 30, 2009 (unaudited)	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)

GAMING/LEISURE - 12.3%
	Drake Hotel Acquisition
6,041,285	B Note 1, 12.90% (b) (e)	—
	Fontainebleau Florida Hotel, LLC
	Tranche C Term Loan,
18,500,000	8.00%, 06/06/12	12,025,000
	Ginn LA Conduit Lender, Inc.
	First Lien Tranche A Credit-Linked Deposit,
3,937,249	6.58%, 06/08/11 (e)	452,784
	First Lien Tranche B Term Loan,
8,438,203	6.20%, 06/08/11 (e)	970,393
	Green Valley Ranch Gaming, LLC
	Second Lien Term Loan,
1,000,000	3.88%, 08/16/14	135,000
	Kuilima Resort Co.
899,876	First Lien Term Loan, 09/30/10 (e)	—
	Lake at Las Vegas Joint Venture
	Revolving Loan Credit-Linked Deposit Account,
8,162,813	14.35%, 06/20/12 (e)	387,734
	Term Loan, DIP,
34,125,359	9.81%, 07/16/09	29,859,689
	Term Loan, PIK,
81,304,018	14.35%, 06/20/12 (e)	3,058,269
	WAICCS Las Vegas 3 LLC
	First Lien Term Loan,
6,000,000	3.81%, 07/30/09	1,500,000
	Second Lien Term Loan,
7,000,000	9.31%, 07/30/09	1,050,000

		49,438,869

HEALTHCARE - 3.8%
	Aveta, Inc.
	MMM Original Term Loan,
3,486,995	5.56%, 08/22/11 (d)	3,080,185
	NAMM New Term Loan,
518,010	5.56%, 08/22/11 (d)	457,576
	NAMM Original Term Loan,
933,429	5.56%, 08/22/11 (d)	824,530
	PHMC Acquisition Term Loan,
2,857,673	5.56%, 08/22/11 (d)	2,524,282
	Danish Holdco A/S
	Facility D,
2,500,000	4.96%, 11/30/16	1,000,000
	Mezzanine Facility, PIK,
3,445,779	8.71%, 05/24/17	1,073,935
	LifeCare Holdings
5,380,588	Term Loan, 5.29%, 08/10/12	3,288,884
	Talecris Biotherapeutics Holdings Corp.
	First Lien Term Loan,
2,916,688	4.42%, 12/06/13	2,663,913
	Triumph Healthcare Second Holdings, LLC
	Second Lien Term Loan,
500,000	8.96%, 07/28/14	260,000

		15,173,305

HOUSING - 4.2%
	Custom Building Products, Inc.
	First Lien Term Loan,
3,438,327	8.00%, 10/29/11	3,094,495
	Second Lien Term Loan,
1,625,000	10.75%, 04/20/12	1,100,937
	LBREP/L-Suncal Master I LLC
	First Lien Term Loan,
3,190,581	18.35%, 01/18/10 (e)	15,953
	MPH Mezzanine II, LLC
16,000,000	Mezzanine 2B, 8.28% (b) (e)	—
	MPH Mezzanine III, LLC
8,000,000	Mezzanine 3, 9.28% (b) (e)	—
	November 2005 Land Investors, LLC
	Second Lien Term Loan,
2,522,724	12.68%, 05/09/12 (e)	188,586
	Pacific Clarion LLC
	Term Loan, 15.00%,
24,752,866	01/23/10 (b) (e) (f)	3,975,155
	Roofing Supply Group, LLC
3,694,472	Term Loan, 7.25%, 08/24/13	2,887,840
	Westgate Investments, LLC
	Senior Secured Loan, PIK,
7,889,411	15.00%, 09/25/10 (e) (f)	4,502,021
	Senior Unsecured Loan, PIK,
1,980,405	18.00%, 09/25/12 (e)	495,101
	Third Lien Term Loan, PIK,
3,165,493	18.00%, 06/30/15 (b) (e) (f)	474,824
	Weststate Land Partners LLC
	Second Lien Term Loan,
2,000,000	10.99%, 05/01/18 (e)	60,000

		16,794,912

INFORMATION TECHNOLOGY - 2.3%
	Affiliated Computer Services, Inc.
	Repurchase Increase Loan,
991,062	03/20/13 (d)	946,107
	Term Loan B,
1,025,199	03/20/13 (d)	978,696
	Commscope, Inc.
2,000,000	Term B Loan, 12/26/14 (d)	1,916,880
	Kronos, Inc.
	First Lien Initial Term Loan,
1,994,733	06/11/14 (d)	1,825,181
	Serena Software, Inc.
1,696,000	Term Loan, 2.63%, 03/11/13	1,497,789
	Verint Systems, Inc.
2,483,246	Term Loan, 3.57%, 05/25/14	2,110,759

		9,275,412

MANUFACTURING - 1.7%
	Acument Global Technologies, Inc.
7,782,437	Term Loan, 5.10%, 08/11/13	3,696,658
	Matinvest 2 SAS / Butterfly Wendal US, Inc.
	B-2 Facility,
1,221,933	2.82%, 06/22/14	531,541
	C-2 Facility,
1,087,487	3.07%, 06/22/15	478,494
	Matinvest 2 SAS / Deutsche Connector
	Mezzanine A USD Facility, PIK,
1,091,124	5.83%, 06/22/16	491,006
	United Central Industrial Supply Co., LLC
1,498,506	Term Loan, 2.57%, 03/31/12	1,431,073

		6,628,772

4 | See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (continued)

As of June 30, 2009 (unaudited)	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)

METALS/MINERALS - 0.8%
	Euramax International, Inc.
	Domestic Term Loan,
1,454,449	10.00%, 06/29/13	457,860
	Domestic Term Loan, PIK,
1,401,880	14.00%, 06/29/13	441,312
	Murray Energy Corp.
	First Lien Tranche B Term Loan,
2,000,000	01/28/10 (d)	1,950,000
	Second Lien Term Loan,
500,000	01/28/11 (d)	445,000

		3,294,172

RETAIL - 2.5%
	Blockbuster, Inc.
	Tranche B Term Loan,
972,067	08/20/11 (d)	755,476
	Dollar General Corp.
	Tranche B-2 Term Loan,
4,500,000	3.06%, 07/07/14 (d)	4,244,310
	Home Interiors & Gifts, Inc.
	Proof of Claims,
7,121,048	10.35%, 03/31/11 (b) (e)	55,596
	Revlon Consumer Products Corp.
1,000,000	Term Loan, 4.52%, 01/15/12 (d)	905,630
	Sally Holdings LLC
1,985,475	Term B Loan, 11/16/13 (d)	1,867,340
	Spirit Finance Corp.
6,500,000	Term Loan, 4.03%, 08/01/13	2,101,645

		9,929,997

SERVICE - 4.7%
	Asurion Corp.
	First Lien Term Loan,
2,750,000	3.60%, 07/03/14 (d)	2,591,875
	First Data Corp.
	Initial Tranche B-1 Term Loan,
1,496,193	09/24/14 (d)	1,126,633
	NES Rentals Holdings, Inc.
	Second Lien Permanent Term Loan,
3,224,820	7.59%, 07/20/13	1,564,038
	Penhall Holding Co.
	Term Loan,
3,350,480	10.00%, 04/01/12	837,620
	Term Loan,
6,157,717	12.29%, 04/01/12	1,539,430
	Sabre, Inc.
1,000,000	Initial Term Loan, 09/30/14 (d)	725,000
	Safety-Kleen Systems, Inc.
	Synthetic Letter of Credit,
1,627,119	2.88%, 08/02/13	1,448,135
	Term B Loan,
6,081,356	2.88%, 08/02/13	5,412,407
	Valleycrest Cos., LLC
4,641,129	New Term Loan, 2.32%, 10/04/13	3,515,655

		18,760,793

TELECOMMUNICATIONS - 0.4%
	Level 3 Financing, Inc.
2,000,000	Tranche A Term Loan, 03/13/14 (d)	1,665,000

TRANSPORTATION — AUTOMOTIVE - 2.2%
	BST Safety Textiles Acquisition GMBH
	Second Lien Facility,
2,798,659	16.53% (e)	83,960
	Second Lien Facility,
699,665	17.10% (e)	20,990
	Motor Coach Industries International, Inc.
	Second Lien Tranche A,
5,970,085	11.75%, 06/30/12 (b)	5,460,140
	Second Lien Tranche B,
3,678,190	11.75%, 06/30/12 (b)	3,364,012

		8,929,102

TRANSPORTATION — LAND TRANSPORTATION - 0.7%
	New Century Transportation, Inc.
2,063,177	Term Loan, 5.07%, 08/14/12	1,495,804
	SIRVA Worldwide, Inc.
	Revolving Credit Loan (Exit Finance),
537,318	3.17%, 05/12/12 (g)	241,793
	Second Lien Term Loan,
3,179,222	12.00%, 05/12/15	317,922
	Term Loan (Exit Finance),
1,523,684	9.50%, 05/12/12	761,842

		2,817,361

UTILITY - 3.3%
	Coleto Creek Power, LP
	First Lien Synthetic Letter of Credit,
184,651	3.35%, 06/28/13	160,646
	First Lien Term Loan,
2,593,226	3.27%, 06/28/13	2,256,107
	Second Lien Term Loan,
4,850,000	4.31%, 06/28/13	3,122,187
	Entegra TC LLC
	Third Lien Term Loan, PIK,
9,852,001	6.60%, 10/19/15	3,307,465
	GBGH, LLC
	First Lien Term Loan,
2,202,643	4.00%, 06/09/13 (b)	1,532,491
	Second Lien Term Loan,
665,355	12.00%, 06/09/14 (b)	435,107
	NRG Energy, Inc.
	Credit Linked Deposit,
347,945	02/01/13 (d)	328,373
	Term Loan,
649,954	02/01/13 (d)	613,394
	Texas Competitive Electric Holdings Company, LLC
	Initial Tranche B-2 Term Loan,
1,994,924	10/10/14 (d)	1,431,089

		13,186,859

WIRELESS COMMUNICATIONS - 0.2%
1,000,000	Digicel International Finance Ltd.
	Tranche A Term Loan, 03/30/12 (d)	950,000

	Total US Senior Loans (Cost $503,478,700)	259,618,227

See accompanying Notes to Financial Statements. | 5

INVESTMENT PORTFOLIO (continued)

As of June 30, 2009 (unaudited)	Highland Credit Strategies Fund

Principal Amount		Value ($)
Foreign Denominated Senior Loans (a) - 2.6%

AUSTRALIA - 2.6%
AUD
	SMG H5 Property Ltd.
	Facility A Term Loan,
22,885,307	5.44%, 12/24/12 (h)	10,407,204

	Total Foreign Denominated Senior Loans (Cost $18,429,740)	10,407,204

Principal Amount ($)
Asset-Backed Securities (i) - 1.3%
	AB CLO, Ltd.
	Series 2007-1A, Class C,
2,000,000	2.98%, 04/15/21 (j)	360,800
	ACA CLO, Ltd.
	Series 2006-2A, Class B,
4,000,000	1.83%, 01/20/21 (j)	400,000
	Series 2007-1A, Class D,
2,000,000	3.48%, 06/15/22 (j)	250,000
	Babson CLO, Ltd.
	Series 2007-2A, Class D,
1,006,986	2.83%, 04/15/21 (e) (j)	10,070
	Bluemountain CLO, Ltd.
	Series 2007-3A, Class D,
1,000,000	2.01%, 03/17/21 (j)	178,200
	Cent CDO, Ltd.
	Series 2007-15A, Class C,
2,000,000	2.90%, 03/11/21 (j)	136,400
	Columbus Nova CLO, Ltd.
	Series 2007- 1A, Class D,
2,000,000	2.20%, 05/16/19 (j)	200,000
	Commercial Industrial Finance Corp.
	Series 2006-1BA, Class B2L,
1,000,000	4.61%, 12/22/20	80,000
	Series 2006-2A, Class B2L,
1,000,000	4.67%, 03/01/21 (j)	58,330
	Cornerstone CLO, Ltd.
	Series 2007-1A, Class C,
2,500,000	3.53%, 07/15/21 (j)	211,075
	Goldman Sachs Asset Management CLO PLC
	Series 2007-1A, Class D,
4,098,990	3.78%, 08/01/22 (e) (j)	225,445
	Series 2007-1A, Class E,
1,036,103	6.03%, 08/02/22 (e) (j)	28,493
	Greywolf CLO, Ltd
	Series 2007-1A, Class D,
1,006,788	2.35%, 02/18/21 (e) (j)	10,068
	Series 2007-1A, Class E,
1,012,845	4.80%, 02/18/21 (e) (j)	45,578
	GSC Partners CDO Fund, Ltd.
	Series 2007-8A, Class C,
3,000,000	2.59%, 04/17/21 (j)	151,200
	Gulf Stream Sextant CLO, Ltd.
	Series 2007-1A, Class D,
1,013,185	3.01%, 06/17/21 (e) (j)	91,187
	Hillmark Funding
	Series 2006-1A, Class C,
2,000,000	2.45%, 05/21/21 (j)	63,500
	Series 2006-1A, Class D,
612,103	4.35%, 05/21/21 (j)	6,121
	Inwood Park CDO, Ltd.
	Series 2006-1A, Class C,
1,000,000	1.81%, 01/20/21 (j)	300,000
	Series 2006-1A, Class D,
1,000,000	2.51%, 01/20/21 (j)	100,000
	Limerock CLO
	Series 2007-1A, Class D,
2,022,046	4.45%, 04/24/23 (e) (j)	80,882
	Madison Park Funding Ltd.
	Series 2007-5A, Class C,
2,000,000	2.11%, 02/26/21 (j)	130,000
	Series 2007-5A, Class D,
1,500,000	4.16%, 02/26/21 (j)	70,950
	Marquette US/European CLO, PLC
	Series 2006-1A, Class D1,
1,000,000	2.88%, 07/15/20 (j)	34,000
	Navigator CDO, Ltd.
	Series 2006-2A, Class D,
973,724	4.11%, 09/20/20 (e) (j)	19,474
	Ocean Trails CLO
	Series 2006-1A, Class D,
1,000,000	4.89%, 10/12/20 (j)	20,000
	Series 2007-2A, Class C,
2,500,000	3.39%, 06/27/22 (j)	225,000
	PPM Grayhawk CLO, Ltd.
	Series 2007-1A, Class C,
1,000,000	2.51%, 04/18/21 (j)	100,000
	Series 2007-1A, Class D,
946,495	4.71%, 04/18/21 (j)	17,037
	Primus CLO, Ltd.
	Series 2007-2A, Class D,
5,043,680	3.53%, 07/15/21 (e) (j)	201,747
	Series 2007-2A, Class E,
2,029,222	5.88%, 07/15/21 (e) (j)	40,584
	Rampart CLO, Ltd.
	Series 2006-1A, Class C,
4,000,000	2.56%, 04/18/21 (j)	234,400
	St. James River CLO, Ltd.
	Series 2007-1A, Class E,
2,505,768	4.95%, 06/11/21 (j)	300,692
	Stanfield Daytona CLO, Ltd.
	Series 2007-1A, Class B1L,
1,200,000	2.44%, 04/27/21 (j)	61,440
	Stanfield McLaren CLO, Ltd.
	Series 2007-1A, Class B1L,
4,000,000	3.06%, 02/27/21 (j)	247,240
	Stone Tower CLO, Ltd.
	Series 2007-6A, Class C,
2,000,000	2.46%, 04/17/21 (j)	80,000
	Venture CDO, Ltd.
	Series 2007-9A, Class D,
2,000,000	5.29%, 10/12/21 (j)	190,000
	Westbrook CLO, Ltd.
	Series 2006-1A, Class D,
1,000,000	2.31%, 12/20/20 (j)	55,500

	Total Asset-Backed Securities (Cost $49,939,358)	5,015,413

6 | See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (continued)

As of June 30, 2009 (unaudited)	Highland Credit Strategies Fund

Principal Amount		Value ($)
Foreign Asset-Backed Securities (i) - 0.1%
IRELAND - 0.1%
EUR
	Static Loan Funding
	Series 2007-1X, Class D,
2,000,000	9.19%, 07/31/17 (j)	182,344
	Series 2007-1X, Class E,
2,000,000	6.69%, 07/31/17 (j)	154,291

	Total Foreign Asset-Backed Securities (Cost $5,657,101)	336,635

Principal Amount ($)
Corporate Notes and Bonds - 34.3%
AEROSPACE - 0.3%
	Delta Air Lines, Inc.
5,000,000	8.00%, 06/30/23 (e)	41,250
7,000,000	8.30%, 12/15/29 (e)	84,000
	Northwest Airlines Corp.
2,500,000	8.88%, 12/30/27 (e)	18,750
	Northwest Airlines, Inc.
1,530,351	9.06%, 05/20/12	1,071,246

		1,215,246

BROADCASTING - 0.0%
	Young Broadcasting, Inc.
3,065,000	10.00%, 03/01/11 (e) (k)	7,663

CHEMICALS - 0.3%
	Tronox Worldwide LLC
6,750,000	9.50%, 12/01/12 (e) (k)	1,113,750

DIVERSIFIED MEDIA - 0.6%
	Baker & Taylor, Inc.
8,300,000	11.50%, 07/01/13 (j)	2,365,500

ENERGY - 0.6%
	Energy XXI Gulf Coast, Inc.
4,150,000	10.00%, 06/15/13	2,469,250

FINANCIAL - 1.9%
	Allied Capital Corp.
3,500,000	6.00%, 04/01/12	1,850,474
	HUB International Holdings, Inc.
6,200,000	10.25%, 06/15/15 (j)	4,595,750
	Penhall International Corp.
3,500,000	12.00%, 08/01/14 (j)	1,277,500

		7,723,724

FOREST PRODUCTS/CONTAINERS - 0.0%
	NewPage Holding Corp., PIK
327,135	8.58%, 11/01/13 (i)	39,256

HEALTHCARE - 24.8%
	Argatroban Royalty Sub LLC
12,592,417	18.50%, 09/21/14 (j)	11,333,175
	Azithromycin Royalty Sub LLC
15,000,000	16.00%, 05/15/19 (j)	12,750,000
	Celtic Pharma Phinco B.V.,
48,537,355	17.00%, 06/15/12 PIK (j)	31,549,281
	Cinacalcet Royalty Sub LLC
270,520	8.00%, 03/30/17 (j)	270,520
	Fosamprenavir Pharma
4,222,802	15.50%, 06/15/18 (j)	3,800,521
	Molecular Insight Pharmaceuticals, Inc., PIK
3,783,346	9.17%, 11/01/12 (i) (j)	3,329,345
	Pharma 17 (Sanctura XR)
22,000,000	16.00%, 11/05/24 (j)	19,800,000
	Pharma IV (Eszopiclone)
2,505,791	12.00%, 06/30/14 (j)	2,129,922
	Pharma V (Duloxetine)
1,280,000	13.00%, 10/15/13 (j)	1,203,200
	TCD Pharma
15,500,000	16.00%, 04/15/24 (j)	13,330,000

		99,495,964

HOUSING - 0.3%
1,000,000	SUSA Partnership LP
	7.45%, 07/01/18	978,607

INFORMATION TECHNOLOGY - 0.1%
	MagnaChip Semiconductor
13,000,000	5.25%, 12/15/11 (e) (i) (k)	71,500
	New Holding, Inc.
477,689	15.00%, 03/12/13 (b)	477,689

		549,189

TRANSPORTATION — AUTOMOTIVE - 2.0%
	American Tire Distributors Holdings, Inc.
11,500,000	7.46%, 04/01/12 (i)	7,848,750
	Delphi Corp.
3,750,000	6.50%, 05/01/10 (e)	23,437
3,933,000	6.55%, 06/15/10 (e) (k)	24,581
8,334,000	7.13%, 05/01/29 (e) (k)	52,088

		7,948,856

UTILITY - 0.4%
	Kiowa Power
2,000,000	5.74%, 03/30/21 (j)	1,596,192

WIRELESS COMMUNICATIONS - 3.0%
	Digicel Group, Ltd., PIK
14,492,000	9.13%, 01/15/15 (j) (k)	12,100,820

	Total Corporate Notes and Bonds (Cost $201,014,639)	137,604,017

Claims (l) - 0.0%
AEROSPACE - 0.0%
	Delta Airlines, Inc.
3,750,000	Delta ALPA Claim,	28,125
	Northwest Airlines, Inc.
6,000,000	ALPA Trade Claim,	4,860
2,500,000	Bell Atlantic Trade Claim,	2,025
2,500,000	EDC Trade Claims,	2,025
10,653,000	Flight Attendant Claim,	8,629
1,500,000	GE Trade Claim,	1,215
7,889,384	IAM Trade Claim,	6,390
8,433,116	Pinnacle Trade Claim,	6,831
7,024,500	Retiree Claim,	5,690

	Total Claims (Cost $7,468,386)	65,790

See accompanying Notes to Financial Statements. | 7

INVESTMENT PORTFOLIO (continued)

As of June 30, 2009 (unaudited)	Highland Credit Strategies Fund

Shares		Value ($)
Common Stocks (l) - 9.0%
AEROSPACE - 0.0%
3,850	Delta Air Lines, Inc.	22,292

BROADCASTING - 0.0%
2,010,616	Communications Corp. of America (b) (c)	—
108,472	Gray Television, Inc., Class A	65,083

		65,083

DIVERSIFIED MEDIA - 0.2%
46,601	American Banknote Corp. (b)	665,941

FINANCIAL - 0.0%
555,258	Altiva Financial Corp.	29,151

HEALTHCARE - 7.5%
24,000,000	Genesys Ventures IA, LP (b) (c)	30,229,841

HOUSING - 0.0%
	Westgate Investments LLC,
8	Class B-1 (b)	—

INFORMATION TECHNOLOGY - 0.3%
9,342	New Holding, Inc. (b)	1,216,795

METALS/MINERALS - 0.1%
7,579	Euramax International, Inc.	238,587

SERVICE - 0.4%
200,964	Safety-Kleen Systems, Inc.	1,507,232

TELECOMMUNICATIONS - 0.0%
70,342	Micadent PLC (b)	—
1	Viatel Holding (Bermuda) Ltd.	9

		9

TRANSPORTATION — AUTOMOTIVE - 0.0%
1,544,148	Delphi Corp. (k)	100,370

TRANSPORTATION — LAND TRANSPORTATION - 0.2%
18,030	SIRVA Worldwide, Inc. (b)	736,422

UTILITY - 0.0%
81,194	Entegra TC LLC	152,239
4,365	GBGH LLC (b)	—

		152,239

WIRELESS COMMUNICATIONS - 0.3%
1,772,064	ICO Global Communications Holding Ltd. (k)	1,098,680

	Total Common Stocks (Cost $62,526,582)	36,062,642

Preferred Stocks (l) - 3.5%
1,000,000	Adelphia Recovery Trust	5,000
2,150,537	Dfine, Inc., Series D (b)	14,205,171

	Total Preferred Stocks (Cost $10,934,997)	14,210,171

Units
Warrants (l) - 0.2%
20,000	Clearwire Corp., expires 08/15/10	700
1,271	GBGH LLC, expires 06/09/14 (b)	—
1,000	Grande Communications, expires 04/01/11 (b)	—
49,317	IAP Worldwide Services, Inc., Series A, expires 06/12/15 (b)	—
14,444	IAP Worldwide Services, Inc., Series B, expires 06/12/15 (b)	—
7,312	IAP Worldwide Services, Inc., Series C, expires 06/12/15 (b)	—
643,777	Microvision, Inc., expires 07/23/13 (b)	836,910

	Total Warrants (Cost $10)	837,610

Total Investments - 115.8% (Cost of $859,449,513) (m)		464,157,709

Other Assets & Liabilities, Net — (15.8)%		(63,367,019)

Net Assets applicable to Common Shareholders - 100.0%		400,790,690

The amount of $2,182,142 in cash was segregated with the brokers and/or custodian to cover investments sold short outstanding as of June 30, 2009 and is included in “Other Assets & Liabilities, Net”:

Short Sales - 0.3%
EQUITY SECURITY - 0.3%

RETAIL - 0.3%
118,000	Ethan Allen Interiors, Inc.	$1,222,480

	Total Investments sold short (Proceeds $1,557,560)	$1,222,480

8 | See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (continued)

As of June 30, 2009 (unaudited)	Highland Credit Strategies Fund

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests, generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise identified by footnote (f), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at June 30, 2009. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown.

(b)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”) or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $99,008,357, or 24.7% of net assets, were fair valued under the fair value procedures as of June 30, 2009.

(c)	Affiliated issuer. See Note 10.

(d)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(e)	The issuer is in default of its payment obligation. Income is not being accrued.

(f)	Fixed rate senior loan.

(g)	Senior loan assets had additional unfunded loan commitments. See Note 9.

(h)	A portion of the loan is held on participation. See Note 6.

(i)	Floating rate asset, Note, Bond or Asset-backed Security. The interest rate shown reflects the rate in effect at June 30, 2009.

(j)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 2009, these securities amounted to $126,703,774 or 31.6% of net assets.

(k)	Securities (or a portion of securities) on loan. See Note 8.

(l)	Non-income producing security.

(m)	Cost for U.S. federal income tax purposes is $859,449,513.

AUD	Australian Dollar

EUR	Euro Currency

GBP	Great Britain Pound

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

DIP	Debtor-in-Possession

PIK	Payment-in-Kind
Foreign Denominated Senior Loans
Industry Concentration Table:
(% of Net Assets)

Diversified Media	2.6%
Financial	0.1%

Total	2.7%

Forward foreign currency contracts outstanding as of June 30, 2009 were as follows:

		Principal
Contracts		Amount		Net
to Buy or		Covered by		Unrealized
to Sell	Currency	Contracts	Expiration	Depreciation

Buy	EUR	550,000	11/10/09	$(2,562)
Sell	EUR	775,000	11/10/09	(59,776)
Sell	GBP	350,000	08/03/09	(76,107)
Sell	GBP	1,910,000	11/10/09	(294,926)

				$(433,371)

See accompanying Notes to Financial Statements. | 9

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2009 (unaudited)	Highland Credit Strategies Fund

($)

Assets:
Unaffiliated issuers, at value (cost $788,247,407)	413,408,800
Affiliated issuers, at value (cost $71,202,106) (Note 10)	50,748,909

Total investments, at value (cost $859,449,513)	464,157,709
Cash	12,483,218
Restricted cash (Note 2)	2,182,142
Cash held as collateral for securities loaned (Note 8)	2,891,913
Receivable for:
Investments sold	2,264,949
Dividends and interest receivable	10,117,495
Other assets	39,866

Total assets	494,137,292

Liabilities:
Notes payable (Note 7)	51,000,000
Foreign currency due to broker (Cost $279,315)	300,994
Securities sold short, at value (Proceeds $1,557,560)	1,222,480
Net unrealized depreciation on forward foreign currency contracts	433,371
Net discount and unrealized depreciation on unfunded transactions (Note 9)	7,778,145
Payable upon receipt of securities loaned (Note 8)	2,891,913
Payables for:
Investments purchased	28,581,314
Investment advisory fee payable (Note 4)	289,242
Administration fee (Note 4)	38,274
Trustees’ fees (Note 4)	31,165
Interest expense (Note 7)	291,022
Accrued expenses and other liabilities	488,682

Total liabilities	93,346,602

Net Assets Applicable To Common Shares	400,790,690

Composition of Net Assets:
Par value of common shares (Note 1)	63,699
Paid-in capital in excess of par value of common shares	1,149,223,626
Undistributed net investment income	1,914,809
Accumulated net realized gain/(loss) from investments, short positions, swaps and foreign currency transactions	(349,830,205)
Net unrealized appreciation/(depreciation) on investments, unfunded transactions, short positions, forward currency contracts, swaps, senior loan based derivatives and translation of assets and liabilities denominated in foreign currency	(400,581,239)

Net Assets Applicable to Common Shares	400,790,690

Common Shares
Net assets	400,790,690
Shares outstanding (unlimited authorization)	63,699,429
Net asset value per share (Net assets/shares outstanding)	6.29
10 | See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (unaudited)	Highland Credit Strategies Fund

($)

Investment Income:
Interest from unaffiliated issuers	26,343,618
Interest from affiliated issuers (Note 10)	2,300,525
Securities lending income	20,197

Total investment income	28,664,340

Expenses:
Investment advisory fees (Note 4)	2,231,991
Administration fees (Note 4)	446,398
Accounting service fees	181,594
Transfer agent fee	37,945
Professional fees	293,060
Trustees’ fees (Note 4)	64,813
Custodian fees	52,679
Registration fees	31,199
Reports to shareholders	63,957
Merger expenses (Note 14)	672,322
Interest expense (Note 7)	2,601,570
Other expenses	165,145

Net operating expenses	6,842,673

Fees and expenses waived or reimbursed by Investment Adviser (Note 4)	(610,949)

Net expenses	6,231,724

Net investment income	22,432,616

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on investments from unaffiliated issuers	(108,663,893)
Net realized gain/(loss) on swaps (1)	238,001
Net realized gain/(loss) on foreign currency transactions	4,987,701
Net change in unrealized appreciation/(depreciation) on investments*	100,404,684
Net change in unrealized appreciation/(depreciation) on unfunded transactions (Note 9)	1,505,154
Net change in unrealized appreciation/(depreciation) on short positions	335,080
Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts (2)	(5,555,022)
Net change in unrealized appreciation/(depreciation) on swaps and senior loan based derivatives (1)	(282,543)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currency	(1,077,232)

Net realized and unrealized gain/(loss) on investments	(8,108,070)

Net increase in net assets from operations	14,324,546

*	Change in unrealized appreciation (depreciation) does not include unrealized depreciation of $86,923,196 in connection with the reorganization of HCD on June 12, 2009 (See Note 1).

(1)	The primary risk exposure is credit contracts (See Notes 1 and 12).

(2)	The primary risk exposure is foreign exchange contracts (See Notes 1 and 12).
See accompanying Notes to Financial Statements. | 11

STATEMENTS OF CHANGES IN NET ASSETS
Highland Credit Strategies Fund

	Six Months
	Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
	($)	($)
From Operations
Net investment income	22,432,616	73,076,096
Net realized gain/(loss) on investments, short positions, swaps and foreign currency transactions	(103,438,191)	(205,020,852)
Net change in unrealized appreciation/(depreciation) on investments, unfunded transactions, short positions, forward foreign currency contracts, swaps, senior loan based derivatives, and translation of assets and liabilities denominated in foreign currency (a)	95,330,121	(319,230,361)

Net change in net assets from operations	14,324,546	(451,175,117)

Distributions Declared to Common Shareholders
From net investment income	(26,097,319)	(74,715,148)
From capital gains	—	(10,782,212)

Total distributions declared to common shareholders	(26,097,319)	(85,497,360)

Share Transactions from Common Shares
Subscriptions from rights offering	—	143,506,876
Subscriptions from reorganizations (Note 1)	51,353,210	133,321,183
Redemptions from reorganizations (Note 1) (b)	(252)	(23,238)

Net increase from share transactions from common shares	51,352,958	276,804,821

Total increase (decrease) in net assets from common shares	39,580,185	(259,867,656)

Net Assets Applicable to Common Shares
Beginning of period	361,210,505	621,078,161

End of period (including undistributed net investment income of $1,914,809 and $4,907,190, respectively)	400,790,690	361,210,505

Change in Common Shares
Subscriptions from rights offering	—	11,535,615
Subscriptions from reorganizations	8,173,278	9,471,694
Redemptions from reorganizations (b)	(39)	(1,669)

Net increase in common shares	8,173,239	21,005,640

(a)	Does not included unrealized depreciation of $86,923,196 and $33,787,604, respectively in connection with the Reorganizations (See Note 1).

(b)	Fractional shares in Reorganization were redeemed. Only whole shares were issued.
12 | See accompanying Notes to Financial Statements.

STATEMENT OF CASH FLOWS

For the Six Months Ended June 30, 2009 (unaudited)	Highland Credit Strategies Fund

($)

Cash Flows Provided by Operating Activities
Net investment income	22,432,616

Adjustments to Reconcile Net Investment Income to Net Cash and Foreign Currency Provided by Operating Activities
Purchase of investment securities	(179,150,187)
Proceeds from disposition of investment securities	229,782,771
Decrease in receivable for investments sold	29,823,670
Decrease in receivable for swap agreements (a)	966,803
Decrease in interest and fees receivable	9,064,738
Increase in payable for merger distribution	(2,190,175)
Increase in restricted cash	(2,182,142)
Decrease in receivable for securities lending	2,386,325
Decrease in other assets	19,110
Increase in securities sold short	1,222,480
Net amortization/(accretion) of premium/(discount)	(2,846,299)
Mark-to-market on realized and unrealized gain/(loss) on foreign currency	3,910,469
Increase in payable for investments purchased	17,520,796
Decrease in payables to related parties	(402,145)
Decrease in interest payable	(346,795)
Decrease in payable upon receipt of securities loaned	(2,386,325)
Increase in unrealized appreciation/(depreciation) on securities sold short	335,080
Decrease in dividends payable on securities sold short	(1,849)
Decrease in excise tax payable	(353,670)
Decrease in other expenses and liabilities	(119,956)

Net cash and foreign currency provided by operating activities	127,485,315

Cash Flows Used by Financing Activities
Decrease in notes payable	(90,000,000)
Net purchase of short-term securities as a result of reorganizations (Note 1)	505,826
Payment for shares redeemed as a result of reorganizations (Note 1)	(252)
Distributions paid in cash	(26,097,319)

Net cash flow used by financing activities	(115,591,745)

Net increase in cash and foreign currency	11,893,570

Cash and Foreign Currency
Beginning of the period	288,654

End of the period	12,182,224

Supplemental disclosure of cash flow information:
Cash paid during the year for interest	2,814,635

(a)	Includes realized gain/(loss) on swap.
See accompanying Notes to Financial Statements. | 13

FINANCIAL HIGHLIGHTS
Highland Credit Strategies Fund
Selected data for a share outstanding throughout each period is as follows:

	For the Six		For the	For the	For the
	Months Ended		Year Ended	Year Ended	Period Ended
	6/30/2009		December 31,	December 31,	December 31,
	(Unaudited)		2008	2007	2006(a)
Common Shares Per Share Operating Performance:

Net Asset Value, Beginning of Period	$6.51		$17.99	$20.08	$19.06

Income from Investment Operations:
Net investment income	0.40		1.35	1.71	0.71
Net realized and unrealized gain/(loss) on investments	(0.15)		(9.79)	(1.85)	0.91

Total from investment operations	0.25		(8.44)	(0.14)	1.62
Less Distributions Declared to Common Shareholders:
From net investment income	(0.47)		(1.46)	(1.65)	(0.60)
From net realized gains	—		(0.26)	(0.30)	—

Total distributions declared to common shareholders	(0.47)		(1.72)	(1.95)	(0.60)

Dilutive impact of rights offering	—		(1.32)	—	—

Net Asset Value, End of Period	$6.29		$6.51	$17.99	$20.08
Market Value, End of Period	$4.91		$5.70	$15.82	$21.16
Market Value Total Return (c)	(5.68	)% (b)	(57.84)%	(17.05)%	9.06	% (b)

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$400,791		$361,210	$621,078	$692,964

Common Share Information at End of Period:
Ratios based on average net assets of common shares:
Gross operating expenses (including interest expense)	3.91%		3.78%	4.03%	2.56%
Interest expense	1.41%		1.63%	2.16%	1.03%
Dividend expense from short positions	—		0.17%	0.03%	N/A
Fees and expenses waived	0.35%		0.09%	—	—
Net expenses	3.56%		3.86%	4.06%	2.56%
Net investment income	12.79%		11.36%	8.64%	7.37%
Ratios based on managed net assets of common shares:
Gross operating expenses (including interest expense)	3.07%		2.69%	2.94%	2.20%
Interest expense	1.11%		1.16%	1.58%	0.89%
Dividend expense from short positions	—		0.12%	0.02%	N/A
Fees and expenses waived	0.27%		0.06%	—	—
Net expenses	2.80%		2.75%	2.96%	2.20%
Net investment income	10.05%		8.12%	6.31%	6.33%

Portfolio turnover rate	43	% (b)	78%	66%	46	% (b)

(a)	Highland Credit Strategies Fund commenced investment operations on June 29, 2006.

(b)	Not annualized.

(c)	Based on market value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s Dividend reinvestment plan.
14 | See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

June 30, 2009	Highland Credit Strategies Fund
Note 1. Organization and Operations
Highland Credit Strategies Fund (the “Fund”) is a Delaware statutory trust and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund may issue an unlimited number of common shares, par value $0.001 per share (“Common Shares”). The Fund commenced operations on June 29, 2006.
On July 18, 2008, the Fund issued 5,805,987 shares, in exchange for 30,874,699 shares of Prospect Street High Income Portfolio Inc. (“PHY”) and 3,665,707 shares in exchange for 9,947,104 shares of Prospect Street Income Shares Inc. (“CNN”) to acquire PHY and CNN in a tax-free exchange approved by the Board of Directors and stockholders of each acquired fund. The net assets on such date of the Fund, PHY, and CNN were $641,375,543, $80,852,458, and $51,047,990, respectively. As part of the reorganizations, Highland agreed to annually waive $1,232,025 in advisory and administration fees for a period of two years from the closing date of the reorganizations.
On June 12, 2009, the Fund issued 8,173,238 shares, in exchange for 17,716,771 shares of Highland Distressed Opportunities, Inc. (“HCD”). The net assets on such date of the Fund and HCD were $348,872,330 and $51,353,210, respectively.
Investment Objective
The Fund seeks to provide both current income and capital appreciation.
Note 2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.
Use of Estimates
The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially.
Fund Valuation
The net asset value (“NAV”) of the Fund’s common shares is calculated as of the last business day of each month, in connection with each issuance of common shares by the Fund, as of each distribution date (after giving effect to the relevant declaration) and on such other dates as determined by the Fund’s Board of Trustees (the “Board” or “Trustees”), or its designee, in accordance with procedures approved by the Board. The NAV is calculated by dividing the value of the Fund’s net assets attributable to common shares by the numbers of common shares outstanding.
Valuation of Investments
In computing the Fund’s net assets attributable to common shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management, L.P. (the “Investment Adviser”) has determined generally has the capability to provide appropriate pricing services and is approved by the Fund’s Board.
Securities for which market quotations are not readily available, for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise do not represent fair value (including when events materially affect the value of securities that occur between the time when market price is determined and calculation of the Fund’s net asset value), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.
There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued
Semi-Annual Report | 15

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2009	Highland Credit Strategies Fund
at cost adjusted for amortization of premiums and accretion of discounts. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.
Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurement” (“FAS 157”):
In September 2006, the Financial Accounting Standards Board (“FASB”) issued FAS 157, “Fair Value Measurement,” which is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. FAS 157 defines how fair value should be determined for financial reporting purposes, establishes a framework for measuring fair value under GAAP, and requires additional disclosures about the use of fair value measurements in interim and annual periods subsequent to initial recognition, expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on net assets. Adoption of FAS 157 requires the Fund to assume that the portfolio investment is sold in a principal market to a market participant, or in the absence of a principal market, the most advantageous market, which may be a hypothetical market.
The Fund has adopted FAS 157 as of January 1, 2008. The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. Based on this assessment, the adoption of FAS 157 did not have any material effect on the Fund’s NAV. However, the adoption of FAS 157 does require the Fund to provide additional disclosures about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the reportable periods as contained in the Fund’s periodic filings. The levels of fair value inputs used to measure the Fund’s investments are characterized in accordance with the fair value hierarchy established by FAS 157. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy established under FAS 157 are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly, (“FSP 157-4”). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs and valuation techniques used to measure fair value and changes in those techniques and related inputs during the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities.
16 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2009	Highland Credit Strategies Fund
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s assets as of June 30, 2009 as follows:

			Level 2	Level 3
		Level 1	Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
Investment in Securities	June 30, 2009	Price	Input	Input
Common Stocks
Aerospace	$22,291	$22,291	$—	$—
Broadcasting	65,083	65,083	—	—
Diversified Media	665,941	—	—	665,941
Metals/Minerals	238,587	—	—	238,587
Financial	29,151	—	29,151	—
Healthcare	30,229,841	—	—	30,229,841
Housing	—	—	—	—
Information Technology	1,216,795	—	—	1,216,795
Service	1,507,232	—	—	1,507,232
Telecommunications	9	9	—	—
Transportation — Automotive	100,370	100,370	—	—
Transportation — Land Transportation	736,422	—	—	736,422
Utility	152,239	—	—	152,239
Wireless Communication	1,098,680	1,098,680	—	—
Preferred Stocks	14,210,171	—	5,000	14,205,171
Warrants	837,610	—	—	837,610
Debt	—	—	—	—
Senior Loans	270,025,433	—	87,767,181	182,258,252
Asset-Backed Securities	5,352,047	—	—	5,352,047
Corporate Debt	137,604,017	—	37,630,364	99,973,653
Claims	65,790	—	28,125	37,665
Short Sales
Retail	(1,222,480)	—	(1,222,480)	—

Total	$462,935,229	$1,286,433	$124,237,341	$337,411,455

Other Financial Instruments*
Liabilities	$433,371	$—	$433,371	$—

Total	$433,371	$—	$433,371	$—

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the investment.
The Fund did not have any liabilities that were measured at fair value or level 3 on a recurring basis at June 30, 2009.
The tables below set forth a summary of changes in the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the six months ended June 30, 2009.

			Level 3	Net
			securities	amortization/
Assets at Fair Value	Balance as of	Transfers	Acquired from	(accretion) of		Net	Net
using unobservable	December 31,	in/(out)	Reorganization	premium/	Net realized	unrealized	purchase/	Balance as of
inputs (Level 3)	2008	of Level 3	(Note 13)	(discount)	gains/(losses)	gains/(losses)	(sales)	June 30, 2009
Common Stocks
Broadcasting	$—	$—	$—	$—	$—	$—	$—	$—
Diversified Media	489,310	—	—	—	—	176,630	—	665,940
Healthcare	10,157,000	—	14,880,000	—	—	192,841	5,000,000	30,229,841
Housing	—	—	—	—	—	—	—	—
Information Technology	—	—	—	—	—	2,336	1,214,460	1,216,796
Metals/Minerals	—	—	—	—	—	(243,813)	482,400	238,587
Service	502,411	—	—	—	—	1,004,822	—	1,507,233
Transportation - Land Transportation	585,073	—	—	—	—	151,348	—	736,421
Utility	324,776	—	—	—	—	(172,537)	—	152,239
Preferred Stocks	9,999,997	—	—	—	—	4,205,174	—	14,205,171
Warrants	309,073	—	—	—	—	528,537	—	837,610
Debt
Senior Loans	211,370,352	825,807	18,895,689	1,625,129	(40,494,074)	15,564,144	(25,528,795)	182,258,252
Asset-Backed Securities	9,437,152	—	—	291,182	431,895	(3,949,908)	(858,274)	5,352,047
Corporate Debt	118,919,586	(17,550,107)	14,718,377	133,752	(24,649,627)	26,525,906	(18,124,234)	99,973,653
Claims	42,745	(28,125)	25,515	—	—	44,786	(47,256)	37,665

Total	$362,137,475	$(16,752,425)	$48,519,581	$2,050,063	$(64,711,806)	$44,030,266	$(37,861,699)	$337,411,455

*	Includes any applicable borrowings and/or pay downs made on revolving credit facilities held in the Fund’s investment portfolio.
Semi-Annual Report | 17

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2009	Highland Credit Strategies Fund
The net unrealized losses presented in the tables above relate to investments that are still held at June 30, 2009, and the Fund presents these unrealized losses on the Statement of Operations as net change in unrealized appreciation/(depreciation) on investments.
Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the six months ended June 30, 2009, $(16,752,425) of the Fund’s portfolio investments was transferred to/from Level 2 to Level 3. Determination of fair values is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.
Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Foreign Currency
Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates between trade and settlement dates on security transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes are recorded as unrealized foreign currency gains/(losses). Realized gains/(losses) and unrealized appreciation/(depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.
Forward Foreign Currency Contracts
In order to minimize the movement in NAV resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Fund is authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time. With forwards, there is counterparty credit risk to the Fund because the forwards are not exchange traded, and there is no clearinghouse to guarantee the forwards against default.
Short Equity and Bond Sales
A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon settlement of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities. Cash of $2,182,142 held as collateral for short sales is included in restricted cash on the Statement of Assets and Liabilities.
When short sales are employed, the Fund intends to attempt to limit exposure to a possible market decline in the value of its portfolio securities through short sales of securities that the Investment Adviser believes possess volatility characteristics similar to those being hedged. In addition, the Fund may use short sales for non-hedging purposes to pursue its investment objective. Subject to the requirements of the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”), the Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short by the Fund exceeds 25% of the value of its total assets.
Credit Default Swaps
To the extent consistent with the Fund’s prospectus, the Fund may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller typically pays the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller, the Fund receives income throughout the term of the contract, which typically is between six months and five years, provided that there is no default event.
Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risks.
If an event of default were to occur, the value of the reference obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. When the Fund acts as a seller of a credit default swap agreement it is exposed to many of the same risks of leverage as certain other leveraged transactions, since if an event of default occurs the seller must pay the buyer the full notional value of the reference obligation. As of June 30, 2009, there were no credit default swap trades outstanding.
18  |   Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2009	Highland Credit Strategies Fund
Income Recognition
Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.
U.S. Federal Income Tax Status
The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Code, as amended, and will distribute substantially all of its taxable income and gains, if any, for its tax year, and as such will not be subject to U.S. federal income taxes.
In July 2006, FASB released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance on how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authorities. Tax positions not deemed to satisfy the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. FASB required adoption of FIN 48 for fiscal years beginning after December 15, 2006, and FIN 48 is to be applied to all open tax years as of the effective date. However, on December 22, 2006, the SEC delayed the required implementation date of FIN 48 for management investment companies until June 29, 2007. As of June 29, 2007, the Fund adopted FIN 48 for all subsequent reporting periods and management has determined that there is no material impact on the financial statements.
Distributions to Shareholders
The Fund plans to pay distributions monthly and capital gain distributions annually to common shareholders. To permit the Fund to maintain more stable monthly distributions and annual distributions, the Fund may from time to time distribute less than the entire amount of income and gains earned in the relevant month or year, respectively. The undistributed income and gains would be available to supplement future distributions. Shareholders of the Fund will automatically have all distributions reinvested in Common Shares of the Fund issued by the Fund or purchased in the open market in accordance with the Fund’s Dividend Reinvestment Plan (the “Plan”) unless an election is made to receive cash. Each participant in the Plan will pay a pro rata share of brokerage commissions incurred in connection with open market purchases, and participants requesting a sale of securities through the plan agent of the Plan are subject to a sales fee and a brokerage commission.
Statement of Cash Flows
Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash and foreign currency amount shown in the Statement of Cash Flows is the amount included within the Fund’s Statement of Assets and Liabilities and includes cash and foreign currency on hand at its custodian bank.
Note 3. U.S. Federal Tax Information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period.
Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.
For the six months ended June 30, 2009, permanent differences of $(672,322) paid in capital and $672,322 undistributed net investment income resulting from non-deductible merger expense were identified and reclassified among the components of the Fund’s net assets.
The tax character of distributions paid during the years ended December 31, 2008 and December 31, 2007, the past two tax years ends, were as follows:

Distributions paid from:	2008	2007
Ordinary income*	$84,472,625	$67,311,307
Long-term capital gains	1,024,735	—

*	For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.
As of December 31, 2008, the most recent tax year end, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed		Accumulated
Ordinary	Long-Term	Net Unrealized	Capital and
Income	Capital Gains	(Depreciation)*	Other Losses
$13,489,769	$—	$(426,844,994)	$237,117,763

*	Any differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to deferral of losses from wash sales, defaulted bonds and premium amortization adjustments.
Unrealized appreciation and depreciation at June 30, 2009, based on cost of investments for U.S. federal income tax purposes and excluding any unrealized appreciation/ (depreciation) from changes in the value of other assets and liabilities resulting from changes in exchange rates was:

Unrealized appreciation	$11,661,575
Unrealized depreciation	(406,953,379)

Net unrealized depreciation	$(395,291,804)

Semi-Annual Report  |  19

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2009	Highland Credit Strategies Fund
Note 4. Investment Advisory, Administration, and Trustee Fees
Investment Advisory Fee
The Investment Adviser to the Fund receives an annual fee, paid monthly, in an amount equal to 1.00% of the average weekly value of the Fund’s Managed Assets. The Fund’s “Managed Assets” is an amount equal to the total assets of the Fund, including any form of leverage, minus all accrued expenses incurred in the normal course of operations, but not excluding any liabilities or obligations attributable to investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility or the issuance of debt securities), (ii) the issuance of preferred stock or other preference securities, (iii) the reinvestment of collateral received for securities loaned in accordance with the Fund’s investment objectives and policies, and/or (iv) any other means.
In connection with the reorganizations of PHY and CNN into the Fund on July 18, 2008, the Investment Adviser agreed to waive certain advisory fees for a period of two years until July 17, 2010. Over the period of two years, the Investment Adviser agreed to waive advisory fees of $1,656,448. For the six months ended June 30, 2009, the Investment Adviser waived advisory fees of $410,709.
Administration Fee
The Investment Adviser provides administrative services to the Fund. For its services, the Investment Adviser receives an annual fee, payable monthly, in an amount equal to 0.20% of the average weekly value of the Fund’s Managed Assets. Under a separate sub-administration agreement, the Investment Adviser has delegated certain administrative functions to PNC Global Investment Servicing (U.S.) Inc. (“PNC”), formerly known as PFPC Inc. The Investment Adviser pays PNC directly for these sub-administration services.
In connection with the reorganizations of PHY and CNN into the Fund on July 18, 2008, the Investment Adviser agreed to waive certain administration fees for a period of two years until July 17, 2010. Over the period of two years, the Investment Adviser agreed to waive administration fees of $807,602. For the six months ended June 30, 2009, the Investment Adviser waived administration fees of $200,240.
Fees Paid to Officers and Trustees
Each Trustee who is not an “interested person” of the Fund as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex based on relative net assets. The “Highland Fund Complex” consists of all of the registered investment companies advised by the Investment Adviser as of the date of this annual report.
The Fund pays no compensation to its one interested Trustee or any of its officers, all of whom are employees of the Investment Adviser.
Note 5. Fund Information
For the six months ended June 30, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $179,150,187 and $229,782,771, respectively. The cost of purchases excludes securities received from the reorganization of HCD on June 12, 2009.
Note 6. Senior Loan Participation Commitments
The Fund may invest its assets (plus any borrowings for investment purposes) in adjustable rate senior loans (“Senior Loans”) the interest rates of which float or vary periodically based upon a benchmark indicator of prevailing interest rates to domestic or foreign corporations, partnerships and other entities (“Borrowers”). If the lead lender in a typical lending syndicate becomes insolvent, the lender enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, and the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation (the “Selling Participant”), not with the Borrower directly. As such, the Fund assumes the credit risk of the Selling Participant or other persons interpositioned between the Fund and the Borrower.
At June 30, 2009, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Fund on a participation basis.

	Principal
Selling Participant	Amount	Value
Mizuho Corporate Bank:
SMG H5 Property Ltd.
Facility A Term Loan	AUD 10,712,271	$4,871,457

	AUD 10,712,271	$4,871,457

Note 7. Credit Agreement
Effective August 22, 2008, the Fund entered into an amended and restated $380,000,000 Revolving Credit and Security Agreement (the “Credit Agreement”) with The Bank of Nova Scotia. The Credit Agreement amended and restated a prior credit agreement with the same lender. Effective June 5, 2009, the commitment amount was reduced to $330,000,000 and the Fund agreed to pay a $400,000 commitment fee. The fee is amortized over the remaining term of the Credit Agreement and $133,333 of expense is included in interest expense on the Statement of Operations.
At June 30, 2009, the Fund had outstanding borrowings under the Credit Agreement, totaling $51,000,000, secured by substantially all of the assets in the Company’s portfolio, including cash and cash equivalents. As of June 30, 2009, interest is charged at a rate equal to 0.50% per annum plus the applicable rate based on the outstanding borrowings. In
20  |   Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2009	Highland Credit Strategies Fund
addition, the Fund has agreed to pay commitment fee expenses on the commitment unit to each lender in the group of 2.00% per annum. The average daily loan balance was $93,895,028 at a weighted average interest rate of 1.24% for the six months ended June 30, 2009. With respect to these borrowings, interest expense of $2,468,237 is included in the Statement of Operations.
The Fund is required to maintain 300% asset coverage with respect to amounts outstanding under the credit agreement under Section 18(a) of the 1940 Act. Asset coverage is calculated by subtracting the Fund’s total liabilities, not including any amount representing bank loans and senior securities, from the Fund’s total assets and dividing the result by the principal amount of the borrowings outstanding. As of the dates indicated below, the Fund’s debt outstanding and asset coverage was as follows:

		Asset Coverage
	Total Amount	per $1,000 of
Date	Outstanding	Indebtedness
06/30/2009	$51,000,000	$8,859
12/31/2008	141,000,000	3,562
12/31/2007	248,000,000	3,504
12/31/2006	285,000,000	3,429
Note 8. Securities Loans
The Fund may make secured loans of its portfolio securities amounting to not more than one-third of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially and possible investment losses in the investment of collateral. As a matter of policy, securities loans are made to unaffiliated broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the bid value of the securities subject to the loan. The borrower pays to the Fund an amount equal to any interest or dividends received on securities subject to the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. As of June 30, 2009, the market value as defined by FAS 157, of securities loaned by the Fund was $2,373,764. The loaned securities were secured with cash collateral of $2,891,913, which was invested in the BlackRock Institutional Money Market Trust.
Note 9. Unfunded Loan Commitments
As of June 30, 2009, the Fund had unfunded loan commitments of $5,137,386 and GBP of 5,000,000, which could be extended at the option of the borrower, as detailed below:

		Unfunded
		Loan
Borrower		Commitment
Mobileserv Ltd	GBP	5,000,000
Sirva Worldwide, Inc.		$1,822,520
Sorenson Communications, Inc.		2,000,000
Tronox Worldwide, LLC		1,314,866
Unfunded loan commitments are marked to market on the relevant day of valuation in accordance with the Fund’s valuation policies. Any applicable unrealized gain/(loss) and unrealized appreciation/(depreciation) on unfunded loan commitments are recorded on the Statement of Assets and Liabilities and the Statement of Operations, respectively. As of June 30, 2009, the Fund recognized net discount and unrealized depreciation on unfunded transactions of $7,778,145. The net change in unrealized appreciation on unfunded transactions of $1,505,154 is recorded in the Statement of Operations.
Note 10. Affiliated Issuers
Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. The Fund held at least five percent of the outstanding voting stock of the following companies as of June 30, 2009:

	Par Value at	Shares at	Market Value
	June 30,	June 30,	December 31,	June 30,
	2009	2009	2008	2009
ComCorp Broadcasting, Inc.* (a) (Senior Loans)	$36,156,949	—	$5,807,308	$20,519,068
Communication Corp of America (b) (Common Stock)	—	2,010,616	—	—
Genesys Ltd. (c) (Common Stock)	—	24,000,000	10,157,000	30,229,841

	$36,156,949	26,010,616	$15,964,308	$50,748,909

*	Company is a wholly owned subsidiary of Communications Corp of America.

(a)	On 6/12/09, $18,849,521 par value of the security was acquired through the HCD reorganization (See Note 1 and 13).

(b)	On 6/12/09, 1,256,635 shares of the security were acquired through the HCD reorganization (See Note 1 and 13).

(c)	On 6/12/09, 12,000,000 shares of the security were acquired through the HCD reorganization (See Note 1 and 13).
Note 11. Indemnification
The Fund has a variety of indemnification obligations under contracts with its service providers and certain counterparties. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.
Semi-Annual Report  |   21

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2009	Highland Credit Strategies Fund
Note 12. Disclosure of Significant Risks and Contingencies
Concentration Risk
The Fund may focus its investments in instruments of only a few companies. The concentration of the Fund’s portfolio in any one obligor would subject the Fund to a greater degree of risk with respect to defaults by such obligor, and the concentration of the portfolio in any one industry would subject the Fund to a greater degree of risk with respect to economic downturns relating to such industry.
Non-Payment Risk
Corporate debt obligations, including Senior Loans, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the Senior Loan experiencing non-payment, and a potential decrease in the net asset value of the Fund.
Credit Risk
Investments rated below investment grade are commonly referred to as high-yield, high risk or “junk debt.” They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and/or interest payments. Investments in high yield Senior Loans may result in greater net asset value fluctuation than if the Fund did not make such investments.
Illiquidity of Investments Risk
The investments made by the Fund may be illiquid, and consequently the Fund may not be able to sell such investments at prices that reflect the Investment Adviser’s assessment of their value or the amount originally paid for such investments by the Fund. Illiquidity may result from the absence of an established market for the investments as well as legal, contractual or other restrictions on their resale and other factors. Furthermore, the nature of the Fund’s investments, especially those in financially distressed companies, may require a long holding period prior to profitability.
Troubled, Distressed or Bankrupt Companies Risk
The Fund invests in companies that are troubled, in distress or bankrupt. As such, they are subject to a multitude of legal, industry, market, environment and governmental forces that make analysis of these companies inherently difficult. Further, the Investment Adviser relies on company management, outside experts, market participants and personal experience to analyze potential investments for the Fund. There can be no assurance that any of these sources will prove credible, or that the resulting analysis will produce accurate conclusions.
Leverage Risk
The Fund currently uses leverage through borrowings from a credit facility, and may also use leverage through the issuances of preferred shares. The use of leverage, which can be described as exposure to changes in price at a ratio greater than the amount of equity invested, either through the issuance of preferred shares, borrowing or other forms of market exposure, magnifies both the favorable and unfavorable effects of price movements in the investments made by the Fund. Insofar as the Fund employs leverage in its investment operations, the Fund will be subject to substantial risks of loss.
Foreign Securities Risk
Investments in foreign securities involve certain factors not typically associated with investing in U.S. securities, such as risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar (the currency in which the books of the Fund are maintained) and the various foreign currencies in which the Fund’s portfolio securities will be denominated and costs associated with conversion of investment principal and income from one currency into another; (ii) differences between the U.S. and foreign securities markets, including the absence of uniform accounting, auditing and financial reporting standards and practices and disclosure requirements, and less government supervision and regulation; (iii) political, social or economic instability; and (iv) the extension of credit, especially in the case of sovereign debt.
Forward Currency Contracts Risk
The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of foreign currencies. A forward contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts daily fluctuations in the value of the contract are recorded for financial statement purposes as unrealized gains or losses by the Fund. At the expiration of the contracts the Fund realizes the gain or loss. Upon entering into such contracts, the Fund bears the risk of exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the forward contracts and may realize a loss. With forwards, there is counterparty credit risk to the Fund because the forwards are not exchange traded, and there is no clearinghouse to guarantee the forwards against default.
Emerging Markets Risk
Investing in securities of issuers based in underdeveloped emerging markets entails all of the risks of investing in foreign securities to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the markets for such securities and a lower volume of trading, resulting in lack of liquidity and in price volatility; and (iii) certain national policies which may restrict the Fund’s investment opportunities, including restrictions on investing in issuers or industries deemed sensitive to relevant national interest.
22  |   Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2009	Highland Credit Strategies Fund
Derivatives Risk
Derivative transactions in which the Fund may engage for hedging or speculative purposes to enhance total return, including engaging in transactions such as options, futures, swaps, foreign currency transactions (including forward foreign currency contracts, currency swaps or options on currency and currency futures) and other derivative transactions, involve certain risks and considerations. These risks include the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivative instruments. Furthermore, the ability to successfully use derivative transactions depends on the Investment Adviser’s ability to predict pertinent market movements, which can not be assured. Thus, the use of derivative transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market value, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell.
Investments in Swaps Risk
Investments in swaps involve the exchange with another party of commitment to pay a stream of payments. Use of swaps subjects the Fund to risk of default by the counterparty. If there is a default by the counterparty to such a transaction, there may be contractual remedies pursuant to the agreements related to the transaction although contractual remedies may not be sufficient in the event the counterparty is insolvent. However, the swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market. The Fund may enter into total return swaps, credit default swaps, currency swaps or other swaps which may be surrogates for other instruments such as currency forwards or options.
Counterparty Credit Risk
Counterparty credit risk is the potential loss the Fund may incur as a result of the failure of a counterparty or an issuer to make payment according to the terms of a contract. Counterparty credit risk is measured as the loss the Fund would record if its counterparties failed to perform pursuant to the terms of their obligations to the Fund. Because the Fund may enter into over-the-counter forwards, options, swaps and other derivatives financial instruments, the Fund is exposed to the credit risk of its counterparties. To limit the counterparty credit risk associated with such transactions, the Fund conducts business only with financial institutions judged by the Investment Adviser to present acceptable credit risk.
Short Equity and Bond Sales Risk
Short selling involves selling securities which may or may not be owned and borrowing the same securities for delivery to the purchaser, with an obligation to replace the borrowed securities at a later date. The Fund will profit from declines in the market prices of securities sold short to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. However, since the borrowed securities must be replaced by purchases at market prices in order to close out the short position, any appreciation in the price of the borrowed securities would result in a loss. There can be no assurance that the securities necessary to cover a short position will be available for purchase.
Note 13. Reorganization — Merger of Highland Distressed Opportunities, Inc. into the Fund
On December 19, 2008, the Board of Trustees approved an agreement and plan of merger and liquidation (“Agreement”). On May 27, 2009, the Shareholders of Highland Distressed Opportunities, Inc. (“Acquired Fund”) approved the merger of Acquired Fund with and into HCF Acquisition LLC (“Merger Sub”), a Delaware limited liability company organized as a wholly owned subsidiary of the Fund (the “Merger”), with Merger Sub being the surviving entity and pursuant to which common stockholders of Acquired Fund received shares of beneficial interest of the Fund (and cash in lieu of any fractional shares). The merger was completed on June 12, 2009. Following the Merger, Merger Sub distributed its assets to the Fund, and the Fund assumed the liabilities of Merger Sub, in complete liquidation and dissolution of Merger Sub (collectively with the Merger, the “Reorganization”). As a result of the Reorganization, each common stockholder of Acquired Fund became a common shareholder of the Fund. The number of shares of the Fund (and cash in lieu of any fractional shares) issued for each share of the Acquired Fund was calculated based on the relative net assets of the Fund and Acquired Fund on June 12. 2009.
Note 14. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through August 25, 2009, the date the financial statements were issued, and has determined that there were the following subsequent events:

On August 6, 2009, the commitment amount under the Credit Agreement was reduced to $230,000,000.

On August 21st the Credit Agreement was amended to extend maturity to September 4th 2009. Included in the extension was a reduction in commitment to $170,000,000.
Semi-Annual Report   |   23

ADDITIONAL INFORMATION (unaudited)

June 30, 2009	Highland Credit Strategies Fund
Additional Portfolio Information
The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Fund are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Fund, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that take contrary provisions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Fund and one or more of such other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the fund and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.
Dividend Reinvestment Plan
Unless the registered owner of Common Shares elects to receive cash by contacting PNC (the “Plan Agent”), agent for shareholders in administering the Fund’s Dividend Reinvestment Plan (the “Plan”), all dividends declared for your Common Shares of the Fund will be automatically reinvested by PNC in additional Common Shares of the Fund. If a registered owner of Common Shares elects not to participate in the Plan, you will receive all dividends in cash paid by check mailed directly to you (or, if the shares are held in street or other nominee name, then to such nominee) by PNC, as dividend disbursing agent. You may elect not to participate in the Plan and to receive all dividends in cash by sending written instructions or by contacting PNC, as dividend disbursing agent, at the address set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by contacting the Plan Agent before the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may reinvest that cash in additional Common Shares of the Fund for you.
The Plan Agent will open an account for each shareholder under the Plan in the same name in which such shareholder’s Common Shares are registered. Whenever the Fund declares a dividend or other distribution (together, a “dividend”) payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Agent for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“newly issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“open-market purchases”) on the New York Stock Exchange or elsewhere.
If, on the payment date for any dividend, the market price per Common Share plus estimated brokerage commissions is greater than the net asset value per Common Share (such condition being referred to herein as “market premium”), the Plan Agent will invest the dividend amount in newly issued Common Shares, including fractions, on behalf of the participants. The number of newly issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per Common Share on the payment date; provided that, if the net asset value per Common Share is less than 95% of the market price per Common Share on the payment date, the dollar amount of the dividend will be divided by 95% of the market price per Common Share on the payment date.
If, on the payment date for any dividend, the net asset value per Common Share is greater than the market value per common share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the dividend amount in Common Shares acquired on behalf of the participants in open-market purchases.
In the event of a market discount on the payment date for any dividend, the Plan Agent will have until the last business day before the next date on which the Common Shares trade on an “ex-dividend” basis or 120 days after the payment date for such dividend, whichever is sooner (the “last purchase date”), to invest the dividend amount in Common Shares acquired in open-market purchases. It is contemplated that the Fund will pay monthly dividends. Therefore, the period during which open-market purchases can be made will exist only from the payment date of each dividend through the date before the “ex-dividend” date of the third month of the quarter. If, before the Plan Agent has completed its open-market purchases, the market price of a Common Share exceeds the net asset value per Common Share, the average per Common Share purchase price paid by the Plan Agent may exceed the net asset value of the Common Shares, resulting in the acquisition of fewer common shares than if the dividend had been paid in newly issued Common Shares on the dividend payment date. Because of the foregoing difficulty with respect to open market purchases, if the Plan Agent is unable to invest
24  |   Semi-Annual Report

ADDITIONAL INFORMATION (unaudited) (continued)

June 30, 2009	Highland Credit Strategies Fund
the full dividend amount in open market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent may cease making open-market purchases and may invest the uninvested portion of the dividend amount in newly issued Common Shares at the net asset value per Common Share at the close of business on the last purchase date; provided that, if the net asset value per Common Share is less than 95% of the market price per Common Share on the payment date, the dollar amount of the dividend will be divided by 95% of the market price per Common Share on the payment date.
The Plan Agent maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.
In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.
There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with open-market purchases. The automatic reinvestment of dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. Accordingly, any taxable dividend received by a participant that is reinvested in additional Common Shares will be subject to federal (and possibly state and local) income tax even though such participant will not receive a corresponding amount of cash with which to pay such taxes. Participants who request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and pay a brokerage commission of $0.05 per share sold.
The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.
All correspondence concerning the Plan should be directed to the Plan Agent at PNC, 301 Bellevue Parkway, Wilmington, Delaware 19809; telephone (877) 665-1287.
Approval of Novation of Investment Advisory Agreement
The Fund has retained the Investment Adviser to manage its assets pursuant to an Investment Advisory Agreement with the Investment Adviser (the “Advisory Agreement”), which has been approved by the Fund’s Board of Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”).
At a meeting held on June 5, 2009, the Board, including the Independent Trustees, approved a Novation of Investment Advisory Agreement (the “Novation Agreement”) among the Investment Adviser, the Fund and Highland Funds Asset Management, L.P. (“HFAM”) to be entered into at such date as the Fund’s officers shall determine. Pursuant to the Novation Agreement, HFAM, a newly formed entity and a registered investment adviser under the Investment Advisers Act of 1940, is expected to assume management of the Fund, and be bound by the Advisory Agreement (the “Transaction”). There will be no change in investment advisory fees charged to the Fund, and HFAM will continue the contractual fee waiver currently agreed to by the Investment Adviser. If the novation does not occur, the Investment Adviser will continue to manage the Fund.
In approving the Novation Agreement, the Board considered the representations of HFAM that the nature, extent and quality of services to be provided to the Fund by HFAM after the Transaction, as compared to the investment advisory services currently provided by the Investment Adviser, will be unchanged. The Board also considered the fact that the same portfolio managers and investment professionals will continue to provide investment advisory services to the Fund after the Transaction. Additionally, the Board noted that the Transaction is not intended to, and is not expected to, result in any change in the investment processes, investment strategies or investment techniques currently employed in managing the Fund. With respect to the capitalization of HFAM, the Board considered the fact that the Investment Adviser would issue a guarantee of HFAM’s obligations. The Board also considered the information and various written materials that were provided at a meeting held on December 18-19, 2008 in connection with the annual approval of the Advisory Agreement (the “December 2008 Meeting”). At the December 2008 Meeting, the Board reviewed and considered various factors discussed in independent counsel’s legal memorandum, the detailed information provided by the Investment Adviser and other relevant information and factors, including the following: (i) the nature, extent, and quality of the services provided by the Investment Adviser; (ii) the Investment Adviser’s historical performance in managing the Fund; (iii) the costs of the services to be provided
Semi-Annual Report  |  25

ADDITIONAL INFORMATION (unaudited) (continued)

June 30, 2009	Highland Credit Strategies Fund
by the Investment Adviser and the profits realized by the Investment Adviser and its affiliates from the relationship with the Fund; and (iv) the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders.
A detailed discussion of these factors can be found in the Fund’s Annual Report for fiscal year ended December 31, 2008.
26  |   Semi-Annual Report

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IMPORTANT INFORMATION ABOUT THIS REPORT

Investment Adviser
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, TX 75240
This report has been prepared for shareholders of Highland Credit Strategies Fund (the “Fund”). The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 and additional reports will be sent to you.

Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, RI 02860
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities, and the Fund’s proxy voting record for the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Custodian
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and also may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Ross Avenue, Suite 1800
Dallas, TX 75201
Fund Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02110

On June 22, 2009, the Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Fund’s principal executive officer certified that he was not aware, as of the date, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive officer and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Fund’s disclosure controls and procedures and internal controls over financial reporting, as applicable.

Semi-Annual Report   |   29

P.O. Box 9840
Providence, RI 02940-8040

Highland Credit Strategies Fund~HCF	Semi-Annual Report, June 30, 2009

www.highlandfunds.com	HLC-HCF-SEMI-06/09

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
REGISTRANT PURCHASES OF EQUITY SECURITIES

			(c) Total Number of Shares	(d) Maximum Number (or Approximate
	(a) Total Number of	(b) Average	(or Units) Purchased as Part	Dollar Value) of Shares (or Units) that
	Shares (or	Price Paid per	of Publicly Announced Plans	May Yet Be Purchased Under the Plans or
Period	Units) Purchased	Share (or Unit)	or Programs	Programs
1/1/09–1/31/09	74,057.	5.981136	74,057.	55,526,191.0000
2/1/09–2/29/09	95,739.	4.862861	95,739.	55,526,191.0000
3/1/09–3/31/09	82,074.	4.932066	82,074.	55,526,191.0000
4/1/09–4/30/09	63,156.	5.029000	63,156.	55,526,191.0000
5/1/09–5/31/09	58,339.	5.223600	58,339.	55,526,191.0000
6/1/09–6/30/09	56,219.	5.010200	56,219.	63,699,468.0000
Total	429,584.		429,584.	63,699,468.0000

a.	The date each plan or program was announced: Purchases were made pursuant to an Automatic Dividend Reinvestment Plan that was last filed with the SEC on June 21, 2006

b.	The dollar amount (or share or unit amount) approved: NONE

c.	The expiration date (if any) of each plan or program: NONE

d.	Each plan or program that has expired during the period covered by the table: NONE
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors.
Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Highland Credit Strategies Fund

By (Signature and Title)*	/s/ R. Joseph Dougherty
R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)

Date 8/25/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Joseph Dougherty
R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)

Date 8/25/09

By (Signature and Title)*	/s/ M. Jason Blackburn
M. Jason Blackburn, Treasurer and Secretary
(principal financial officer)

Date 8/25/09

*	Print the name and title of each signing officer under his or her signature.